Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Expense Categories and Net Loss

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
Sales	$1,046,664	$932,154	$620,508
Cost of Sales (*)
Payroll and payroll related	232,284	188,740	40,602
Others	559,265	564,836	396,967

Research and Development expenses (*)
Payroll and payroll related	1,521,736	1,366,896	520,133
Material, subcontractors, consultants and other	750,569	745,807	108,045

Selling and Marketing expenses (*)
Payroll and payroll related	619,001	459,042	100,885
Professional services, tradeshows and others	956,635	616,306	383,313

General and Administrative expenses (*)
Payroll and payroll related	497,582	325,662	348,740
Professional services, facility related and other	2,000,225	2,018,139	1,110,241

Other segment items: (*)	(678,470)	5,700,956	1,382,961

Net loss	5,412,163	11,054,230	3,771,379

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, and finance income, and expenses that are included in other segment items